Note 3 - Acquisitions - Acquired Intangible Assets Useful Lives (Details)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Customer Relationships [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)	14 years
Customer Relationships [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer Relationships [Member] | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)	9 years
Customer Relationships [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)	12 years
Customer Relationships [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer Relationships [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	12 years
Customer Relationships [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)	9 years
Customer Relationships [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		9 years
Customer Relationships [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		13 years
Customer Relationships [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		12 years
Existing Technology [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)	7 years
Existing Technology [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Existing Technology [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Existing Technology [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Existing Technology [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Trade Names [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Trade Names [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)	8 years
Trade Names [Member] | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade Names [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Trade Names [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	8 years
Trade Names [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	4 years
Trade Names [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)	8 years
Trade Names [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		8 years
Trade Names [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		4 years
Trade Names [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		8 years
Noncompete Agreements [Member] | Visual Compliance [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Core Transport Technologies NZ Limited [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | STEPcom [Member]
Acquired intangible assets estimated useful lives (Year)	3 years
Noncompete Agreements [Member] | BestTransport [Member]
Acquired intangible assets estimated useful lives (Year)	2 years
Noncompete Agreements [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		5 years